Income Taxes (Details) - Schedule of components of (loss) profit before income tax benefits (expenses) are summarized - USD ($)	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of components of (loss) profit before income tax benefits (expenses) are summarized [Line Items]
Total	$ (2,550,006)	$ (110,753)	$ 4,941,884
PRC [Member]
Income Taxes (Details) - Schedule of components of (loss) profit before income tax benefits (expenses) are summarized [Line Items]
Total	(1,243,361)	631,917	4,976,484
Non-PRC [Member]
Income Taxes (Details) - Schedule of components of (loss) profit before income tax benefits (expenses) are summarized [Line Items]
Total	$ (1,306,645)	$ (742,670)	$ (34,600)